FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES

NOTE 9 – FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES

The following table provides the liabilities carried at fair value measured on a recurring basis as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Derivative liabilities - convertible notes	$—	$—	$—	$—
Derivative liabilities - warrants	—	547,200	—	547,200
Total	$—	$547,200	$—	$547,200

Convertible Notes Payable

We valued our derivative liabilities related to embedded conversion features applicable to our borrowings of $322,000 under our convertible notes payable with embedded derivative features (see Note 12 below) and accrued interest payable of $28,724 thereon in accordance with fair value measurement guidelines. For the nine months ended September 30, 2016, the following table reconciles the beginning and ending balances for our financial instruments that are carried at fair value measured on a recurring basis:

Derivative liabilities as of December 31. 2015	$383,581
Loss on revaluation of derivative liabilities during the period	370,805
Loss on modification and cure of default of note payable to Slainte Ventures	237,027
Effect of payoff of JSJ and Vis Vires convertible notes	(178,484)
Conversion of note payable to Tangiers Investment Group	(265,729)
Derivative liabilities as of September 30, 2016	$547,200

The estimated fair value of the derivative liabilities related to our convertible notes payable was measured as the aggregate estimated fair value of each component of the compound embedded derivative liabilities (see Note 12 below), based on Level 2 and Level 3 inputs, using a binomial  lattice pricing model. Changes in the fair value of the compound embedded derivative liability at each reporting date are included in gain/ (loss) on derivative liabilities in our consolidated statement of operations.

NOTE 9 – FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES

The following table provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$—	$—	$383,581	$383,581

We did not have any liabilities carried at fair value measured on a recurring basis as of December 31, 2014.

2015 Derivative Liabilities

We valued our derivative liabilities related to embedded conversion features applicable to our borrowings of $381,000 under our 2015 convertible notes payable (see Note 12 below) and accrued interest payable of $5,121 thereon in accordance with fair value measurement guidelines. For the year ended December 31, 2015, the following table reconciles the beginning and ending balances for our financial instruments that are carried at fair value measured on a recurring basis:

Derivative liabilities as of December 31, 2014	$—
Additions to derivative liabilities for convertible debt conversion features recorded as debt discount	355,293
Additions to derivative liabilities for interest payable conversion features recorded as interest expense	4,695
Loss on revaluation of derivative liabilities during the year	23,593
Derivative liabilities as of December 31, 2015	$383,581

The estimated fair value of the derivative liabilities related to our 2015 convertible notes payable was measured as the aggregate estimated fair value of each component of the compound embedded derivative liabilities (see Note 12 below), based on Level 2 and Level 3 inputs, using a binomial lattice pricing model. Changes in the fair value of the compound embedded derivative liability at each reporting date are included in gain/ (loss) on derivative liabilities in our consolidated statement of operations.

2014 Derivative Liability

We valued our derivative liability related to embedded conversion features applicable to our initial borrowing of $282,500 under the Typenex convertible note payable (see Note 12 below) and accrued interest payable of $28,473 thereon in accordance with the Level 3 guidelines. For the year ended December 31, 2014, the following table reconciles the beginning and ending balances for our financial instruments that are carried at fair value measured on a recurring basis:

Derivative liability as of December 31, 2013	$—
Additions to derivative liability for convertible debt conversion feature recorded as debt discount	151,937
Additions to derivative liability for interest payable conversion feature recorded as interest expense	15,320
Gain on revaluation of derivative liability during the year	(6,099)
Settlement of derivative liability on December 29, 2014	(161,158)
Derivative liability as of December 31, 2014	$—

The fair values of embedded conversion features issued with our Typenex convertible note and accrued interest payable were estimated using the Black-Scholes option pricing model. The key inputs to this valuation model during the year ended December 31, 2014, were as follows:

Risk-free interest rate	0.43% – 0.72%
Dividend yield	—
Volatility	146% – 172%
Expected life in years	1.72 – 2.09
Exercise price	$3.00